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                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type
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1.   Name and address of issuer:

             JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
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2.   Name of each series or class of funds for which this notice is filed:
     Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index and Strategic Bond Sub-Accounts.
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3.   Investment Company Act File Number:     811-2143

     Securities Act File Number:   2-38827;  33-34813
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4.   Last day of fiscal year for which this notice is filed:

             DECEMBER 31, 1997
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [_]
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6.   Data of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             NONE
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

             NONE
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9.   Number and aggregate sale price of securities sold during the fiscal year:
             $  398,910,756

     The securities sold constitute units of interest in the Separate Account. For purposes of these notice, the aggregate sale price is computed by multiplying the number of units sold by the unit value at the time of sale.

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             $  398,910,756
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):

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12.  Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during
               the fiscal year in reliance on rule 24f-2 (from
               Item 10):                                         $  398,910,756
                                                                 --------------

         (ii)  Aggregate price of shares issued in connection
               with dividend reinvestment plans (from Item 11.
               If applicable):                                                0
                                                                 --------------

         (iii) Aggregate price of shares redeemed or
               repurchased during the fiscal year (if
               applicable):                                      $  290,218,700
                                                                 --------------

         (iv)  Aggregate price of shares redeemed or
               repurchased and previously applied as a
               reduction to filing fees pursuant to rule 24c-2
               (if applicable):                                               0
                                                                 --------------

         (v)   Net Aggregate price of securities sold and
               issued during the fiscal year in reliance on
               rule 24f-2[line (i), plus line (ii), less
               line (iii), plus line (iv)] (If applicable):      $  108,692,056
                                                                 --------------

         (vi)  Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable law
               or regulation (see instruction C.6):                   1/3300
                                                                 --------------

         (vii) Fee due [line (i) or line (v) multiplied by
               line (vi)]:                                       $    32,936.99
                                                                 --------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                 [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

             February 24, 1998
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                                  SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                                           /S/ RAYMOND F. SKIBA
                                           --------------------
By (Signature and Title):                  Raymond F. Skiba
                                           -------------------------------------
                                           Treasurer

Date         February 24, 1998
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